Label	Element	Value
PF Managed Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001137761_SupplementTextBlock

SUPPLEMENT DATED MAY 30, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS P SHARES

This supplement revises the Pacific Funds Class P shares prospectus dated August 1, 2017, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes described in this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	PF Managed Bond Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

PF Managed Bond Fund — In the Principal Investment Strategies subsection, the first sentence of the eleventh paragraph is deleted and replaced with the following:

Generally, Western Asset expects the weighted average duration for its portion of the Fund to be within a range of 30% of the duration of the domestic bond market as a whole (as measured by the Fund’s broad-based market index.